Consolidated Statement of Stockholders' Equity - USD ($) $ in Thousands	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Treasury Stock, Common [Member]	Retained Earnings [Member]	Retained Earnings [Member] Series D Preferred Stock [Member]	Retained Earnings [Member] Series E Preferred Stock [Member]	Retained Earnings [Member] Series F Preferred Stock [Member]	AOCI Attributable to Parent [Member]	Parent [Member]	Parent [Member] Series D Preferred Stock [Member]	Parent [Member] Series E Preferred Stock [Member]	Parent [Member] Series F Preferred Stock [Member]	Noncontrolling Interest [Member]	Noncontrolling Interest [Member] Series B Preferred Stock [Member]	Total	Series B Preferred Stock [Member]	Series D Preferred Stock [Member]	Series E Preferred Stock [Member]	Series F Preferred Stock [Member]
Beginning balance, value at Dec. 31, 2022	$ 15,010	$ 150,919	$ 993,368	$ (6,791)	$ 311,726				$ 7,665	$ 1,471,897				$ 51,022		$ 1,522,919
Beginning balance at Dec. 31, 2022				678,173
Net income					300,182					300,182				4,902		305,084
Partial redemption of Class B preferred shares of subsidiary														(20,388)		(20,388)
Redemption of Series D preferred shares	(3,517)	0	(81,154)	0	(3,256)				0	(87,927)				0		(87,927)
Cash dividends paid					(29,508)					(29,508)						(29,508)
Dividends paid on preferred shares						$ (3,907)	$ (10,976)	$ (16,024)			$ (3,907)	$ (10,976)	$ (16,024)		$ (1,446)		$ (1,446)	$ (3,907)	$ (10,976)	$ (16,024)
Other comprehensive loss									(5,180)	(5,180)						(5,180)
Ending balance at Dec. 31, 2023				678,173
Ending balance, value at Dec. 31, 2023	11,493	150,919	912,214	$ (6,791)	548,237				2,485	1,618,557				34,090		1,652,647
Net income					176,231					176,231				5,399		181,630
Issuance and forfeiture of restricted shares 622,000		622	(622)
Cash dividends paid					(44,817)					(44,817)						(44,817)
Dividends paid on preferred shares							(10,976)	(16,024)				(10,976)	(16,024)						(10,976)	(16,024)
Stock based compensation expense			8,126							8,126						8,126
Other comprehensive loss									(3,389)	(3,389)						(3,389)
Ending balance at Dec. 31, 2024				678,173
Ending balance, value at Dec. 31, 2024	11,493	151,541	919,718	$ (6,791)	652,651				(904)	1,727,708				39,489		1,767,197
Net income					160,904					160,904				4,040		164,944
Cash dividends paid					(33,141)					(33,141)						(33,141)
Dividends paid on preferred shares							$ (10,976)	$ (16,024)				$ (10,976)	$ (16,024)						$ (10,976)	$ (16,024)
Stock based compensation expense			7,051							7,051						7,051
Dividends, Common Stock, Stock					(15,064)					(15,064)						(15,064)
Other comprehensive loss									(982)	(982)						(982)
Ending balance at Dec. 31, 2025				678,173
Ending balance, value at Dec. 31, 2025	$ 11,493	$ 151,541	$ 926,769	$ (6,791)	$ 738,350				$ (1,886)	$ 1,819,476				$ 43,529		$ 1,863,005